CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
NET SALES	$ 2,328,526	$ 1,635,420	$ 1,219,650
Cost of sales	(846,968)	(281,962)	(257,034)
Gross profit	1,481,558	1,353,458	962,616
General and administrative expenses	(1,042,007)	(574,634)	(598,610)
Research and development expenses	(680,313)	(211,037)	(182,309)
Selling and marketing expenses	(888,424)	(582,382)	(267,206)
Operating loss	(1,129,186)	(14,595)	(85,509)
Other income (expenses)
Other income (expenses)	3,198	11,133	(424)
Subsidy income			2,298
Government grant	46,740
Interest income	163	90	2,451
Interest expense	(35,361)	(24,650)	(6,115)
Total other income(expenses), net	14,740	(13,427)	(1,790)
Loss before income tax	(1,114,446)	(28,022)	(87,299)
Income tax expense	(11,119)	0
Net loss	(1,125,565)	(28,022)	(87,299)
Other comprehensive loss
Foreign currency translation adjustment	(14,335)	(48,705)	(14,229)
Comprehensive loss	$ (1,139,900)	$ (76,727)	$ (101,528)
Loss per share – Basic and diluted (cents)	$ (6.51)	$ (0.16)	$ (0.52)
Weighted average number of shares – Basic and diluted*	17,283,258	17,145,000	16,688,197
Other income (expenses)
Total other income (expenses), net	$ 14,740	$ (13,427)	$ (1,790)
Loss before income taxes	(1,114,446)	(28,022)	(87,299)
Income tax expense	$ 11,119	$ (0)